EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

12. EARNINGS PER SHARE

Basic earnings per share is calculated utilizing net income (loss) available to common stockholders of the Company during the year ended December 31, 2024 and during the period from September 12, 2023 through December 31, 2023, divided by the weighted average number of shares of TKO Class A common stock outstanding during the same period. Diluted earnings per share is calculated by dividing the net income (loss) available to common stockholders by the diluted weighted average shares outstanding during the same periods. The Company’s outstanding equity-based compensation awards under its equity-based compensation arrangements (see Note 13, Equity-based Compensation) were anti-dilutive during the period from September 12, 2023 to December 31, 2023.

The following table presents the computation of based and diluted net earnings (loss) per share and weighted average number of shares of the Company’s common stock outstanding for the periods presented (dollars in thousands, except share and per share data):

	Year Ended	Period From
	December 31,	September 12 -
	2024	December 31, 2023
Basic and diluted net loss per share
Numerator
Net income (loss) attributable to TKO Group Holdings, Inc.	$9,408	$(35,227)
Effect of dilutive securities:
Adjustment to net income attributable to TKO Group Holdings, Inc. from the assumed conversion of Class B shares	(6,613)	—
Net income (loss) attributable to TKO Group Holdings, Inc. used in computing diluted earnings (loss) per share	$2,795	$(35,227)

Denominator
Weighted average Class A Common Shares outstanding - Basic	81,340,472	82,808,019
Effect of dilutive securities:
Additional shares from RSUs and PSUs, as calculated using the treasury stock method	917,177	—
Additional shares from the assumed conversion of Class B shares	89,616,891	—
Weighted average number of shares used in computing diluted earnings (loss) per share	171,874,540	82,808,019

Basic earnings (loss) per share	$0.12	$(0.43)
Diluted earnings (loss) per share	$0.02	$(0.43)

Securities that are anti-dilutive this period
Unvested RSUs	—	1,636,626
Unvested PSUs	—	327,403
TKO Class B Common Shares	—	89,616,891